FIRSTAR FUNDS

                                Money Market Fund
                         Institutional Money Market Fund
                         U.S. Treasury Money Market Fund
                        U.S. Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Short-Term Bond Market Fund
                          Intermediate Bond Market Fund
                        Tax-Exempt Intermediate Bond Fund
                               Bond IMMDEXTM Fund
                              Balanced Income Fund
                              Balanced Growth Fund
                             Growth and Income Fund
                                Equity Index Fund
                                   Growth Fund
                               Special Growth Fund
                              Emerging Growth Fund
                                  MicroCap Fund
                            International Equity Fund


                                December 7, 1999


                Supplement to the Prospectus dated March 1, 1999
                            (as amended May 24, 1999)



Firstar MicroCap Fund will close to new investors on January 14, 2000. The Fund will continue to accept additional share purchases from existing shareowners in existing accounts or new accounts of which an existing shareowner is a full or partial owner. The Fund will also accept purchases through reinvestment of dividend and capital gain distributions. The Fund may open to new investors in the future at the discretion of the adviser based on various factors, including assets under management and current investment opportunities.